Summary of changes in ROU assets (Details) - USD ($)	13 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Current lease liability	$ 102,956	$ 128,559
Non-current lease liability		130,722
Total lease liabilities	102,956	259,281
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	484,448	613,691
Less: amortization for the period	(386,886)	(358,228)
Balance at end of the year	97,562	255,463
Amortization [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	255,463	157,540
Less: amortization for the period	(106,431)	(114,939)
Balance at end of the year	97,562	255,463
Modification	$ (51,470)	$ 212,862